Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Unrestricted cash and cash equivalents	$ 21,900,000	$ 6,100,000
Restricted cash	$ 50,000	$ 400,000
Estimated useful lives	15 years
IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock shares (in Shares)	140,000